Commitments and contingencies	12 Months Ended
May 31, 2020
Commitments and contingencies
Commitments and contingencies
31.	Commitments and contingencies

The Company has committed purchase orders outstanding at May 31, 2020 related to capital asset expansion of $21,916, all of which are expected to be paid within the next year.
The following table presents the future undiscounted payment associated with capital asset expansion and lease liabilities as of May 31, 2020:

Years ending May 31,
2021	$23,530
2022	1,272
2023	1,172
2024	1,109
2025	982
Thereafter	2,193

$30,258

From time to time, the Company and/or its subsidiaries may become defendants in legal actions arising out of the ordinary course and conduct of its business.
As of May 31, 2020, the Company was served statements of claims in class action lawsuits against the Company and certain of its officers and former officers. These claims relate to alleged misconduct in connection with the Company’s acquisitions of LATAM Holdings Inc. (“LATAM”) and Nuuvera Inc., and the Company’s June 2018 securities offering. At the present time, the representative claimants have been identified and selected in both the U.S. and Canada. The U.S. claims include alleged violations of Section 10(b) of the Exchange Act, Rule
10b-5
under the Exchange Act and Section 20(a) of the Exchange Act. The Canadian claims include alleged statutory and common law misrepresentation and oppression. The Company intends to vigorously defend itself in each of these actions. With respect to the cases commenced in the United States, the Company is self-insured for the costs associated with any award or damages arising from such actions and has entered into indemnity agreements with each of the directors and officers and, subject to certain exemptions, will cover any costs incurred by them in connection with any of the class action claims. With respect to the cases commenced in Canada, the Company’s insurance policies may not be sufficient to cover any judgments against the Company. As at May 31, 2020, the Company has not recorded any uninsured amount related to this contingency.
On December 9, 2019, the Company was served with a statement of claim commenced by Emblem Cannabis Corporation (“Emblem”) recently acquired by Aleafia Health Inc. in respect of a supply agreement whereby the Company would provide Emblem with certain cannabis product over a period of five years pursuant to the terms of the supply agreement. Emblem has terminated this supply agreement on the basis of, among other things, alleged failure by the Company to provide the requisite cannabis product pursuant to the terms of the supply agreement. Subsequent to year-end
the Company entered into a settlement agreement for total consideration of a cash payment of $15,500 and a share payment of $10,000. The Company recorded a loss on the settlement of $4,345 (Note 26) and included an accrual for the payment of $25,500 in accounts payable and accrued liabilities.

Subsequent to year-end the Company issued 1,658,375 shares as part of this settlement.